INCOME TAX - Schedule of Net Deferred Tax Asset and Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Noncurrent deferred income tax asset	$ (98,386)	$ (105,276)
Noncurrent deferred income tax liability	1,574,232	1,964,309
Net deferred income tax liability	$ 1,475,846	$ 1,859,033